UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22137

                        Oppenheimer Master Loan Fund LLC
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

                                                                     Principal
                                                                       Amount         Value
                                                                    -----------   ------------
CORPORATE LOANS--94.3%
CONSUMER DISCRETIONARY--26.7%
AUTO COMPONENTS--2.0%
Allison Transmission, Inc., Sr. Sec. Credit Facilities
   Term Loan, 4.19%-5.656%, 8/7/14(1)                               $   921,613   $    519,395
Dana Corp., Sr. Sec. Credit Facilities Term Loan,
   6.393%-8.02%, 1/31/15(1)                                           4,862,845      2,358,481
Federal Mogul Corp., Sr. Sec. Credit Facilities Term
   Loan:
Tranche B, 2.518%-3.838%, 12/29/14(1)                                 2,636,199      1,176,404
Tranche C, 2.518%-3.378%, 12/28/15(1)                                 1,345,000        600,206
Mark IV Industries, Inc./Dayco Products LLC, Sr. Sec.
   Credit Facilities 1st Lien Term Loan, 5.97%-8.48%,
   6/21/11(1)                                                         2,265,704        774,118
Tenneco Automotive, Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche B-1, 4.912%, 3/16/14(1)                         4,280,644      2,889,435
                                                                                  ------------
                                                                                     8,318,039
                                                                                  ------------
AUTOMOBILES--1.9%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan,
   Tranche B1, 6.20%, 8/3/13(1)                                      11,913,379      3,454,880
Ford Motor Co., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 5%, 12/16/13(1)                                        10,454,698      4,260,289
                                                                                  ------------
                                                                                     7,715,169
                                                                                  ------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd
   Lien Term Loan, Tranche 2L, 3.73%, 12/31/14(1, 2)                  2,528,348        265,477
Harrah's Operating Co., Inc., Sr. Sec. Credit
   Facilities Term Loan, Tranche B3, 4.459%-6.535%,
   1/28/15(1)                                                         1,985,000      1,166,897
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term
   Loan, Delayed Draw, Tranche B, 2.22%, 5/23/14(1)                     678,085        313,426
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term
   Loan, Delayed Draw, 2.22%, 5/8/14(1)                                 294,598        136,170
Quiznos Corp., Sr. Sec. Credit Facilities 1st Lien
   Term Loan, 3.75%, 5/5/13(1)                                        3,949,367      2,116,861
Quiznos Corp., Sr. Sec. Credit Facilities 2nd Lien
   Term Loan, 7.218%, 11/5/13(1)                                      1,000,000        462,500
Sagittarius Restaurant, Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 9.50%, 3/2/13(1)                             1,076,861        368,825
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term
   Loan:                                                                444,408        215,816
Tranche B Add-On, 2.72%, 5/25/13(1)
Tranche B, 2.72%, 5/25/13(1)                                          1,911,086        928,071
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term
   Loan, Delayed Draw, 2.72%, 5/25/11(1)                              2,728,200      1,324,882
Wimar OpCo LLC/Tropicana Entertainment Co., Sr. Sec.
   Credit Facilities 1st Lien Term Loan, 1/3/12(3)                    5,000,000      1,208,335
                                                                                  ------------
                                                                                     8,507,260
                                                                                  ------------


                      1 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

                                                                     Principal
                                                                       Amount         Value
                                                                    -----------   ------------
HOUSEHOLD DURABLES--0.7%
Springs Window Fashions Division, Inc., Sr. Sec.
   Credit Facilities Term Loan, Tranche B, 4.25%,
   12/30/12(1)                                                      $ 4,559,770   $  2,764,361
                                                                                  ------------
MEDIA--18.4%
AMC Entertainment, Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 2.221%, 1/26/13(1)                           6,941,437      5,074,190
Advanstar Communications, Sr. Sec. Credit Facilities
   1st Lien Term Loan, 3.709%, 5/15/14(1)                             4,952,305      2,352,345
Alpha Media Group, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 4.718%, 8/14/14(1, 2)                          1,414,573        919,472
Cequel Communications LLC, Sr. Sec. Credit Facilities
   2nd Lien Term Loan, 7.693%, 5/5/14(1)                              1,000,000        471,667
Cequel Communications LLC, Sr. Sec. Credit Facilities
   Term Loan, 4.18%-6.334%, 11/5/13(1)                                4,937,186      3,155,173
Charter Communications Operation LLC, Sr. Sec. Credit
   Facilities 1st Lien Term Loan, 4.16%-5.47%,
   3/5/14(1)                                                          4,950,000      3,663,000
Charter Communications Operation LLC, Sr. Sec. Credit
   Facilities 3rd Lien Term Loan, 3.959%,
   9/1/14(1, 2)                                                       2,500,000      1,346,875
Charter Communications, Inc., Sr. Sec. Credit
   Facilities Term Loan, Tranche T2 Add-On, 8.50%,
   3/6/14(1)                                                          5,962,462      4,755,064
Cinemark Holdings, Inc., Sr. Sec. Credit Facilities
   Term Loan, 2.95%-4.93%, 10/5/13(1)                                 3,482,188      2,534,534
Cinram International, Inc., Sr. Sec. Credit Facilities
   Term Loan, 4.706%, 5/6/11(1)                                       4,876,486      3,230,672
Citadel Broadcasting Corp., Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 2.22%-3.65%, 6/12/14(1)                      7,500,000      3,075,000
Discovery Communications, Inc., Sr. Sec. Credit
   Facilities Term Loan, Tranche B, 3.459%, 4/30/14(1)                3,890,490      3,221,003
Emmis Communications Corp., Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 2.471%-3.466%, 11/2/13(1)                    4,802,391      2,041,017
FoxCo Acquisition Sub LLC, Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 7.25%, 7/14/15(1)                            4,389,000      2,765,070
Gray Television, Inc., Sr. Sec. Credit Facilities Term
   Loan, 3.37%-5.65%, 12/31/14(1)                                     3,618,771      1,447,508
Mediacom Communications Corp./MCC Iowa LLC, Sr. Sec.
   Credit Facilities Term Loan, Tranche E, 6.50%,
   1/3/16(1)                                                          5,174,000      4,346,160
Mediacom LLC, Sr. Sec. Credit Facilities Term Loan,
   Tranche C, 1.95%, 1/31/15(1)                                       4,937,028      3,159,698
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien
   Term Loan, 8.696%, 11/15/13(1)                                     7,500,000      3,000,000
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit
   Facilities Term Loan:
   Tranche B Add-On, 4.709%, 4/8/12(1)                                  719,732        307,686
Tranche B, 3.711%-4.709%, 4/8/12(1)                                   4,216,909      1,802,729
Newport Television LLC, Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 8%, 9/14/16(1)                               4,587,197      1,628,455


                      2 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

                                                                     Principal
                                                                       Amount         Value
                                                                    -----------   ------------
MEDIA CONTINUED
Newport Television LLC/High Plains Broadcasting                     $ 1,213,592   $    430,825
   Operating Co. LLC, Sr. Sec. Credit Facilities Term
   Loan, 8%, 9/14/16(1)
Paxson Corp., Sr. Sec. Credit Facilities 1st Lien Term
   Loan, 8.069%, 1/15/12(1, 2)                                        3,809,792      1,428,672
Penton Media, Inc., Sr. Sec. Credit Facilities 1st
   Lien Term Loan, 2.25%-5.67%, 2/1/13(1)                             5,922,186      2,359,002
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term
   Loan, Tranche B, 3.209%, 10/27/13(1)                               6,060,995      4,458,202
San Juan Cable & Construction, Sr. Sec. Credit
   Facilities 1st Lien Term Loan, Tranche B, 4.21%,
   10/31/12(1)                                                        2,987,178      1,844,583
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien
   Term Loan, 3/5/14(2, 3)                                            3,478,637        708,772
Tribune Increment Co., Sr. Sec. Credit Facilities Term
   Loan, Tranche B, 6/4/14(3)                                         4,962,375        963,529
Univision Communications, Inc., Sr. Sec. Credit
   Facilities 1st Lien Term Loan, 2.711%, 9/29/14(1)                  1,620,000        666,000
Univision Communications, Inc., Sr. Sec. Credit
   Facilities 2nd Lien Term Loan, 2.961%,
   3/30/09(1, 2)                                                      3,000,000      2,115,000
Young Broadcasting, Inc., Sr. Sec. Credit Facilities
   Term Loan, 2.50%-5.25%, 11/3/12(1)                                 6,936,256      2,575,085
Zuffa LLC, Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 2.50%, 6/18/15(1)                                       4,463,624      2,670,734
                                                                                  ------------
                                                                                    74,517,722
                                                                                  ------------
MULTILINE RETAIL--0.5%
General Growth Properties, Inc., Sr. Sec. Credit
   Facilities Term Loan, Tranche A, 1.25%-3.08%,
   2/24/10(1)                                                         6,500,000      2,010,360
SPECIALTY RETAIL--0.4%
BCBG Max Azria Group, Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 8.50%-8.758%, 8/10/11(1)                     1,895,758        663,515
Burlington Coat Factory Warehouse Corp., Sr. Sec.
   Credit Facilities Term Loan, 4.45%, 5/28/13(1)                     2,000,000        888,888
                                                                                  ------------
                                                                                     1,552,403
                                                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien
   Term Loan, Tranche B, 3.934%-5.266%, 9/5/13(1)                     3,312,922      2,663,221
                                                                                  ------------
CONSUMER STAPLES--1.5%
FOOD PRODUCTS--0.9%
Dole Food Co., Inc., Sr. Sec. Credit Facilities
   Prefunded Letter of Credit Term Loan, 6.819%,
   4/12/13(1)                                                           268,311        188,600
Dole Food Co., Inc., Sr. Sec. Credit Facilities Term
   Loan:
Tranche B, 2.625%-4.25%, 4/12/13(1)                                     476,810        335,158
Tranche C, 2.563%-6.813%, 4/12/13(1)                                  1,776,457      1,248,702


                      3 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

                                                                     Principal
                                                                       Amount         Value
                                                                    -----------   ------------
FOOD PRODUCTS CONTINUED
Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 4.661%-6.803%, 4/2/14(1)                   $ 2,977,330   $  2,051,380
                                                                                  ------------
                                                                                     3,823,840
                                                                                  ------------
PERSONAL PRODUCTS--0.6%
Levlad Natural Products Group LLC, Sr. Sec. Credit
   Facilities Term Loan, 2.25%-5.67%, 3/8/14(1)                       5,379,874      2,307,965
                                                                                  ------------
ENERGY--7.9%
ENERGY EQUIPMENT & SERVICES--2.6%
Antero Resources Corp., Sr. Sec. Credit Facilities 2nd
   Lien Term Loan, 8.39%, 4/10/14(1)                                  5,220,000      3,301,650
Beryl Oil & Gas LP, Sr. Sec. Credit Facilities 1st
   Lien Term Loan, 5.996%, 7/14/11(1)                                 2,408,100      1,926,480
Global Geophysical Services, Inc., Sr. Sec. Credit
   Facilities Term Loan, 6.209%, 12/10/14(1)                          5,940,000      5,375,700
                                                                                  ------------
                                                                                    10,603,830
                                                                                  ------------
OIL, GAS & CONSUMABLE FUELS--5.3%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term
   Loan:
   Tranche B1, 8.50%, 1/1/14(1)                                       3,957,386      2,305,178
Tranche B2, 8.50%, 7/1/10(1)                                          1,237,552        720,875
Alon Krotz Springs, Inc., Sr. Sec. Credit Facilities
   Term Loan, 10.75%, 6/30/14(1, 2)                                   6,000,000      4,740,000
Coleto Creek Power LP, Sr. Sec. Credit Facilities
   Letter of Credit Term Loan, 4.209%, 6/28/13(1)                       442,804        313,653
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term
   Loan, Tranche B, 4.209%, 6/28/13(1)                                4,493,496      3,182,891
MEG Energy Corp., Sr. Sec. Credit Facilities Term
   Loan, Tranche B, 3.46%, 4/3/13(1, 2)                               1,972,107      1,286,800
Pine Praire, Sr. Sec. Credit Facilities Term Loan,
   2.97%, 12/31/13(1)                                                 1,272,784      1,043,683
Western Refining Inc., Sr. Sec. Credit Facilities Term
   Loan, 9.25%, 2/8/14(1)                                            15,580,168      7,774,504
                                                                                  ------------
                                                                                    21,367,584
                                                                                  ------------
FINANCIALS--0.7%
CAPITAL MARKETS--0.5%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities
   Term Loan, 3.461%-4.466%, 11/1/14(1)                               4,863,250      1,927,062
                                                                                  ------------
INSURANCE--0.2%
Swett & Crawford Group, Inc., Sr. Sec. Credit
   Facilities 1st Lien Term Loan, 2.711%-6.80%,
   4/3/14(1)                                                          2,015,183        816,149
                                                                                  ------------


                      4 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

                                                                     Principal
                                                                       Amount         Value
                                                                    -----------   ------------
HEALTH CARE--12.3%
HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
CCS Medical Equipment & Uniforms, Sr. Sec. Credit
   Facilities 1st Lien Term Loan, 4.71%, 9/30/12(1)                 $ 4,861,219   $  2,633,162
Carestream Health, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 5.42%, 4/30/13(1)                              3,605,743      2,176,968
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term
   Loan, Tranche B, 3.461%-4.459%, 10/31/14(1)                        5,445,000      3,865,949
                                                                                  ------------
                                                                                     8,676,079
                                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES--8.8%
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term
   Loan:
Tranche MMM, 5.97%, 8/22/11(1)                                        1,408,337        975,273
Tranche NAMM, 5.97%, 7/27/11(1)                                         376,996        261,070
Tranche NAMM, 5.97%, 8/22/11(1)                                         209,215        144,882
Tranche PHMC, 5.97%, 8/22/11(1)                                       1,154,164        799,259
Capella Healthcare, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 6.393%, 2/14/15(1, 2)                          3,176,000      2,493,160
Community Health Systems, Inc., Sr. Sec. Credit
   Facilities Term Loan, Tranche B, 4.439%-4.446%,
   7/2/14(1)                                                          7,433,544      5,824,182
Community Health Systems, Inc., Sr. Sec. Credit
   Facilities Term Loan, Delayed Draw, 1%-3.404%,
   7/2/14(1)                                                            380,176        297,868
DaVita, Inc., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 1.97%-6.32%, 10/5/12(1)                                 1,999,998      1,757,856
HCA, Inc., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 3.709%, 11/18/13(1)                                     4,929,471      3,897,363
Health Management Associates, Inc., Sr. Sec. Credit
   Facilities Term Loan, Tranche B, 3.209%, 2/28/14(1)                4,704,860      2,920,373
HealthSouth Corp., Sr. Sec. Credit Facilities Term
   Loan, 4.672%-4.69%, 3/10/13(1)                                     4,541,383      3,519,572
Manor Care, Inc., Sr. Sec. Credit Facilities Term
   Loan, Tranche B, 2.961%-3.461%, 10/18/14(1)                        4,911,202      3,405,099
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan:
   Tranche B, 3%, 4/15/13(1)                                          4,275,197      3,071,015
Tranche C, 3%, 4/12/13(1)                                               289,185        207,731
Quintiles Transnational Corp., Sr. Sec. Credit
   Facilities 1st Lien Term Loan, Tranche B, 3.459%,
   3/31/13(1)                                                         4,926,422      4,015,034
Warner Chilcott plc, Sr. Sec. Credit Facilities Term
   Loan:
   Tranche B, 3.459%, 1/4/12(1)                                       1,581,926      1,310,625
Tranche C, 3.459%, 1/4/12(1)                                            650,789        539,179
                                                                                  ------------
                                                                                    35,439,541
                                                                                  ------------
PHARMACEUTICALS--1.4%
Royalty Pharma, Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 3.709%, 4/16/13(1)                                      4,942,173      4,398,534
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 7%, 12/28/13(1, 2)                             1,074,196        784,163


                      5 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

                                                                     Principal
                                                                       Amount         Value
                                                                    -----------   ------------
PHARMACEUTICALS CONTINUED
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities
   Term Loan, Delayed Draw, 7%, 12/28/13(1, 2)                      $   821,623   $    599,785
                                                                                  ------------
                                                                                     5,782,482
                                                                                  ------------
INDUSTRIALS--20.1%
AEROSPACE & DEFENSE--4.9%
AM General LLC, Sr. Sec. Credit Facilities Letterof
   Credit Term Loan, 3.961%, 9/29/12(1)                                 171,514        115,772
AM General LLC, Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 4.525%-7.208%, 9/30/13(1)                               4,146,725      2,799,039
BE Aerospace, Inc., Sr. Sec. Credit Facilities Term
   Loan, Tranche B, 5.656%-5.91%, 7/25/14(1)                          1,381,778      1,259,722
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit
   Facilities 1st Lien Term Loan, 6.958%, 2/21/13(1)                  5,795,590      3,941,001
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded
   Letter of Credit Term Loan, 2.72%, 3/21/13(1)(,)(2)                2,537,811      1,903,358
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 4.45%, 3/21/13(1, 2)                                    1,400,007      1,050,005
IAP Worldwide Services, Inc., Sr. Sec. Credit
   Facilities 1st Lien Term Loan, 7.875%, 12/30/12(1)                 4,555,675      2,847,297
United Air Lines, Inc., Sr. Sec. Credit Facilities
   Term Loan, 7.313%, 2/3/14(1)                                      12,500,000      6,087,500
                                                                                  ------------
                                                                                    20,003,694
                                                                                  ------------
AIR FREIGHT & LOGISTICS--0.8%
Evergreen International Aviation, Inc., Sr. Sec.
   Credit Facilities 1st Lien Term Loan, 8.85%-9%,
   10/31/11(1)                                                        5,361,502      3,270,516
                                                                                  ------------
BUILDING PRODUCTS--1.4%
Champion Opco LLC, Sr. Sec. Credit Facilities 1st Lien
   Term Loan, 2.961%, 5/11/13(1, 2)                                   2,837,500      1,135,000
Custom Building Products, Sr. Sec. Credit Facilities
   1st Lien Term Loan, 7.869%-8%, 10/20/11(1)                           761,030        523,842
Goodman Global, Inc., Sr. Sec. Credit Facilities Term
   Loan, Tranche B, 7.708%, 2/13/14(1)                                3,860,000      2,888,565
PGT Industries, Inc., Sr. Sec. Credit Facilities 1st
   Lien Term Loan, 6.148%, 2/14/12(1)                                 1,384,615        969,231
                                                                                  ------------
                                                                                     5,516,638
                                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES--7.8%
Allied Security Holdings LLC, Sr. Sec. Credit
   Facilities Term Loan, Tranche B, 6.639%, 1/29/15(1)                4,489,602      3,883,506
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien
   Term Loan, Tranche B, 4.825%-5.706%, 7/2/14(1)                     4,500,000      3,074,063
Booz Allen Hamilton, Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 7.50%, 7/2/15(1)                             1,995,000      1,728,169
Bright Horizons LP, Sr. Sec. Credit Facilities Term
   Loan, Tranche B, 6.148%-7.50%, 5/21/15(1)                          3,655,779      2,461,557
First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-2, 3.211%, 9/24/14(1)                                       2,450,032      1,588,144


                      6 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

                                                                     Principal
                                                                       Amount         Value
                                                                    -----------   ------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Tranche B-3, 3.211%, 9/24/14(1)                                     $   994,962   $    644,237
Metavante Corp., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 4.943%, 11/1/14(1)                                      2,977,500      2,233,125
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities
   2nd Lien Term Loan, 9.125%, 6/22/13(1, 2)                          1,500,000        750,000
New Holdings I LLC, Sr. Sec. Credit Facilities Term
   Loan, Tranche B, 4.689%-7.024%, 5/18/14(1)                         4,999,997      3,308,334
Norwood Promotional Products, Inc., Sr. Sec. Credit
   Facilities Term Loan, Tranche A, 17.90%, 8/16/09(1)                3,910,899      3,715,354
Rental Service Corp., Sr. Sec. Credit Facilities 2nd
   Lien Term Loan, 3.97%-7.71%, 11/15/12(1)                           1,000,000        537,500
Ticketmaster Entertainment, Inc., Sr. Sec. Credit
   Facilities Term Loan, Tranche B, 6.64%,
   7/22/14(1, 2)                                                      1,000,000        690,000
West Corp., Sr. Sec. Credit Facilities Term Loan,
   Tranche B3, 2.846%-4.265%, 10/24/13(1)                             5,939,546      3,705,856
Workflow Management, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, Tranche B, 8.42%, 10/17/10(1)                  4,932,496      3,144,466
                                                                                  ------------
                                                                                    31,464,311
                                                                                  ------------
ELECTRICAL EQUIPMENT--0.6%
Freescale Semiconductor, Inc., Sr. Sec. Credit
   Facilities Term Loan, Tranche B, 3.931%, 11/29/13(1)               4,447,135      2,604,047
                                                                                  ------------
INDUSTRIAL CONGLOMERATES--1.1%
Amsted Industries, Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 3.46%-6.82%, 4/6/13(1)                       1,979,540      1,217,417
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 3.461%-5.164%, 3/31/11(1, 2)                   848,051        747,875
Precision Partners, Inc., Sr. Sec. Credit Facilities
   Term Loan, 8.607%, 10/1/13(1)                                      3,691,696      2,362,685
                                                                                  ------------
                                                                                     4,327,977
                                                                                  ------------
MACHINERY--1.8%
BOC Edwards, Inc., Sr. Sec. Credit Facilities 1st Lien
   Term Loan, 2.461%, 5/31/14(1)                                      4,923,778      3,151,218
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 6.50%, 8/21/14(1)                            2,000,000      1,418,000
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 4.38%, 7/2/14(1)                               4,328,458      2,369,831
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
   Term Loan, Delayed Draw, 4.38%, 7/2/14(1)                            619,916        339,404
                                                                                  ------------
                                                                                     7,278,453
                                                                                  ------------
ROAD & RAIL--1.7%
RailAmerica, Inc. (Canadian), Sr. Sec. Credit
   Facilities Term Loan, 7.883%, 8/14/09(1)                             249,280        213,134
RailAmerica, Inc., Sr. Sec. Credit Facilities Term
   Loan, 7.883%, 8/14/09(1)                                           3,850,720      3,292,366


                      7 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

                                                                     Principal
                                                                       Amount         Value
                                                                    -----------   ------------
ROAD & RAIL CONTINUED
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit
   Facilities Term Loan, 4.461%-5.89%, 10/12/14(1)                  $ 4,912,549   $  3,487,911
                                                                                  ------------
                                                                                     6,993,411
                                                                                  ------------
INFORMATION TECHNOLOGY--4.8%
INTERNET SOFTWARE & SERVICES--0.5%
Dealer Computer Services, Inc., Sr. Sec. Credit
   Facilities 1st Lien Term Loan, 2.461%, 10/26/12(1)                 4,498,095      2,170,331
IT SERVICES--0.5%
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 3.72%-5.41%, 12/20/12(1)                                1,352,795        913,136
Caritor, Inc., Sr. Sec. Credit Facilities Term Loan,
   2.72%, 5/17/13(1)                                                  4,446,090      1,211,560
                                                                                  ------------
                                                                                     2,124,696
                                                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.1%
Flextronics International Ltd., Sr. Sec. Credit
   Facilities Term Loan, Tranche B, 6.133%, 10/1/12(1)                1,984,962      1,315,038
Flextronics International Ltd., Sr. Sec. Credit
   Facilities Term Loan, Delayed Draw, Tranche A1,
   7.069%, 10/1/14(1)                                                   994,807        639,992
Flextronics International Ltd., Sr. Sec. Credit
   Facilities Term Loan, 6.133%-7.069%, 10/1/14(1)                    3,461,273      2,293,093
                                                                                  ------------
                                                                                     4,248,123
                                                                                  ------------
SOFTWARE--2.7%
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term
   Loan, 3.709%, 5/9/14(1)                                            4,792,404      3,186,948
Nuance Communications, Inc., Sr. Sec. Credit
   Facilities Incremental Term Loan, Tranche B2,
   2.47%, 3/31/13(1)                                                    494,975        334,933
Nuance Communications, Inc., Sr. Sec. Credit
   Facilities Term Loan:
   Tranche B, 2.47%, 3/31/13(1)                                       3,039,487      2,056,721
Tranche B1, 2.47%, 3/31/13(1)                                         3,857,263      2,610,083
Verint Systems, Inc., Sr. Sec. Credit Facilities Term
   Loan, Tranche B, 4.45%, 5/9/14(1)                                  5,000,000      2,575,000
                                                                                  ------------
                                                                                    10,763,685
                                                                                  ------------
MATERIALS--8.9%
CHEMICALS--4.1%
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit
   Facilities Term Loan:
Tranche C-1, 6.188%, 5/5/13(1)                                        3,589,919      1,511,356
Tranche C-2, 3.75%, 5/5/13(1)                                           864,806        364,083
Tranche C-4, 5.50%, 5/5/13(1)                                         1,974,747        829,394
Huntsman International LLC, Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 2.221%, 8/16/12(1)                           5,000,000      3,112,500
ISP Chemco, Inc., Sr. Sec. Credit Facilities Term
   Loan, Tranche B Add-On, 2.50%-3.688%, 6/4/14(1)                    1,979,950      1,349,667
Ineos Group Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8.202%, 12/16/13(1)                                          951,037        422,023
Tranche C, 8.702%, 12/14/14(1)                                          951,037        421,626


                      8 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

                                                                     Principal
                                                                       Amount         Value
                                                                    -----------   ------------
CHEMICALS CONTINUED
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan,
   8.50%, 1/23/15(1)                                                $ 4,968,719   $  3,403,572
Univar USA OPCO, Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 4.459%, 10/10/14(1)                                     4,851,000      2,959,110
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien
   Term Loan, 2/10/09(2, 3)                                           4,855,551      2,306,387
                                                                                  ------------
                                                                                    16,679,718
                                                                                  ------------
CONTAINERS & PACKAGING--1.1%
Consolidated Container Co., Sr. Sec. Credit Facilities
   2nd Lien Term Loan, 6.384%-6.695%, 9/28/14(1, 2)                   2,000,000        485,000
Consolidated Container Co., Sr. Sec. Credit Facilities
   Property, Plant & Equipment Term Loan, 3.134%,
   3/23/14(1)                                                           994,937        522,342
Graham Packaging Co. LP, Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 2.75%-6.313%, 10/18/11(1)                    4,937,186      3,595,915
                                                                                  ------------
                                                                                     4,603,257
                                                                                  ------------
METALS & MINING--1.4%
Aleris International, Inc., Sr. Sec. Credit Facilities
   Term Loan, 2.563%, 12/19/13(1)                                     3,652,366      1,504,775
Murray Energy Corp., Sr. Sec. Credit Facilities 1st
   Lien Term Loan, 6.938%, 1/28/10(1)                                 4,541,185      3,950,831
                                                                                  ------------
                                                                                     5,455,606
                                                                                  ------------
PAPER & FOREST PRODUCTS--2.3%
Abitibi-Consolidated Co. of
   Canada/Abitibi-Consolidated, Inc., Sr. Sec. Credit
   Facilities Term Loan, Tranche B, 11.50%, 3/31/09(1)                5,836,235      4,347,995
Georgia-Pacific Corp., Sr. Sec. Credit Facilities Term
   Loan, Tranche B1, 2.081%-5.262%, 12/20/12(1)                       1,860,830      1,528,982
NewPage Corp., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 5.313%, 11/5/14(1)                                      5,148,000      3,301,155
                                                                                  ------------
                                                                                     9,178,132
                                                                                  ------------
TELECOMMUNICATION SERVICES--5.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.2%
FairPoint Communications, Inc., Sr. Sec. Credit
   Facilities Term Loan:
   Tranche A, 3%, 3/31/14(1)                                          1,000,000        640,000
Tranche B, 5.75%, 3/31/15(1)                                          2,750,000      1,753,125
Hawaiian Telcom Communications, Inc., Sr. Sec. Credit
   Facilities Term Loan, Tranche C, 4.672%, 6/1/14(1)                 2,000,000        778,572
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien
   Term Loan, Tranche B1, 3.709%, 5/31/14(1)                          4,644,807      2,479,166
ITC DeltaCom Communications, Inc., Sr. Sec. Credit
   Facilities Term Loan, Tranche B, 5.459%, 7/12/13(1)                2,487,437      1,795,101
Time Warner Telecom, Sr. Sec. Credit Facilities Term
   Loan, Tranche B, 2.47%-4.20%, 1/7/13(1)                            1,820,351      1,423,287
                                                                                  ------------
                                                                                     8,869,251
                                                                                  ------------


                      9 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

                                                                     Principal
                                                                       Amount         Value
                                                                    -----------   ------------
WIRELESS TELECOMMUNICATION SERVICES--3.6%
Alltel Communications, Inc., Sr. Sec. Credit
   Facilities Term Loan:
   Tranche B-1, 3.939%, 5/15/15(1)                                  $ 7,949,749   $  7,824,826
Tranche B-2, 4.371%, 5/15/15(1)                                       1,496,212      1,473,395
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 2.75%-5.50%, 11/4/13(1)                      2,408,967      1,945,241
Telesat Canada, Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 3.47%-6.52%, 10/23/14(1)                                4,560,236      3,151,447
Telesat Canada, Sr. Sec. Credit Facilities Term Loan,
   Delayed Draw, Tranche B, 4.46%, 10/23/14(1)                          391,667        270,669
                                                                                  ------------
                                                                                    14,665,578
                                                                                  ------------
UTILITIES--5.6%
ELECTRIC UTILITIES--5.6%
Ashmore Energy International, Sr. Sec. Credit
   Facilities Term Loan, Tranche B, 4.459%, 3/30/14(1)                  621,136        354,047
Ashmore Energy, Inc., Sr. Sec. Credit Facilities
   Revolving Credit Loan, 3.461%, 3/30/14(1)                            176,203        107,484
Bosque Power Co. LLC, Sr. Sec. Credit Facilities Term
   Loan, 9.133%, 1/16/15(1)                                           5,971,432      4,050,620
Calpine Construction Finance Co. LP, Sr. Sec. Credit
   Facilities 1st Lien Term Loan, 9.762%, 8/26/09(1)                  4,973,822      4,743,783
Kelson Energy, Inc., Sr. Sec. Credit Facilities 1st
   Lien Term Loan, 4.71%, 3/8/13(1)                                     822,860        619,496
La Paloma Generating Co. LLC, Sr. Sec. Credit
   Facilities 2nd Lien Term Loan, 4.959%, 8/16/13(1)                  2,000,000      1,150,000
Liberty Electric Power LLC, Sr. Sec. Credit Facilities
   Term Loan, 4.459%, 10/30/14(1)                                     7,117,965      5,516,423
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term
   Loan, 5.636%, 2/15/15(1, 2)                                        1,053,238        600,345
MACH Gen LLC, Sr. Sec. Credit Facilities Letter of
   Credit Term Loan, 3.468%, 2/22/14(1)                                 280,305        250,032
TPF Generation Holdings LLC, Sr. Sec. Credit
   Facilities 1st Lien Revolving Credit Loan, Tranche
   R1, 6.83%, 12/15/13(1)                                               103,221         87,738
TPF Generation Holdings LLC, Sr. Sec. Credit
   Facilities 1st Lien Term Loan, 6.83%, 12/15/13(1)                  1,567,504      1,290,056
TPF Generation Holdings LLC, Sr. Sec. Credit
   Facilities Letter of Credit 1st Lien Term Loan,
   7.36%, 12/15/13(1)                                                   329,275        270,993
Texas Competitive Electric Holdings Company LLC, Sr.
   Sec. Credit Facilities Term Loan:
Tranche B2, 3.961%-5.888%, 10/10/14(1)                                2,967,519      2,071,081
Tranche B3, 3.961%-5.368%, 10/10/14(1)                                1,975,000      1,378,386
                                                                                    22,490,484
                                                                                  ------------
Total Corporate Loans (Cost $567,504,154)                                          381,500,975
                                                                                  ------------
LOAN PARTICIPATIONS--1.0%
Riverside Energy Center LLC/Rocky Mountain Energy
   Center LLC, Sr. Sec. Credit Facilities Term Loan,
   7.67%, 6/24/11(1, 2)                                               2,811,906      2,460,418


                     10 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

                                                                     Principal
                                                                       Amount         Value
                                                                    -----------   ------------
Rocky Mountain Energy Corp., Sr. Sec. Credit
   Facilities Letter of Credit Term Loan, 7.67%,
   6/24/11(1, 2)                                                    $   240,537   $    210,470
Rocky Mountain Energy Corp., Sr. Sec. Credit
   Facilities Term Loan, 7.67%, 6/24/11(1, 2)                         1,406,938      1,231,071
                                                                                  ------------
Total Loan Participations (Cost $4,448,233)                                          3,901,959
                                                                                  ------------
CORPORATE BONDS AND NOTES--1.1%
Dole Food Co., Inc., 8.625% Sr. Nts., 5/1/09 (Cost
   $4,958,045)                                                        5,000,000      4,549,994
                                                                                  ------------

                                                                       Shares
                                                                    -----------
INVESTMENT COMPANY--4.8%
Oppenheimer Institutional Money Market Fund, Cl. E,
   1.96%(4, 5) (Cost $19,441,563)                                    19,441,563     19,441,563
                                                                                  ------------
Total Investments, at Value (Cost $596,351,995)                           101.2%   409,394,491
                                                                                  ------------
Liabilities in Excess of Other Assets                                      (1.2)    (4,857,802)
                                                                    -----------   ------------
Net Assets                                                                100.0%  $404,536,689
                                                                    ===========   ============

Footnotes to Statement of Investments

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $30,258,105, which represents 7.48% of the Fund's net assets. See accompanying Notes.

(3.) Issue is in default. See accompanying Notes.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       Shares                                Shares
                                                     September      Gross        Gross      December
                                                      30, 2008    Additions   Reductions    31, 2008
                                                     ---------   ----------   ----------   ----------
Oppenheimer Institutional Money Market Fund, Cl. E   7,669,931   44,600,000   32,828,368   19,441,563

                                                        Value       Income
                                                     -----------   -------
Oppenheimer Institutional Money Market Fund, Cl. E   $19,441,563   $66,339

(5.) Rate shown is the 7-day yield as of December 31, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                               Investments in   Other Financial
Valuation Description                            Securities       Instruments*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                          $ 19,441,563          $--
Level 2--Other Significant Observable Inputs     387,063,493           --
Level 3--Significant Unobservable Inputs           2,889,435           --
                                                ------------          ---
   Total                                        $409,394,491          $--
                                                ============          ===


                     11 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.


                     12 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets in Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or directly through participation agreements on certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized Loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in Loans with fixed interest rates.

As of December 31, 2008, securities with an aggregate market value of $385,402,934, representing 95.27% of the Fund's net assets were comprised of Loans, of which $30,258,105 representing 7.48% of the Fund's net assets, were illiquid.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the borrower or issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2008, securities with an aggregate market value of $5,187,023, representing 1.28% of the Fund's net assets, were in default.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                     13 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

LOAN COMMITMENTS

Pursuant to the terms of certain credit agreements, the Fund can has unfunded loan commitments of $198,579 at December 31, 2008. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments. Commitments of $198,579 are contractually obligated to fund by a specified date and have been included as Corporate Loan in the Statement of Investments.

ILLIQUID SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to meet redemption obligations or for temporary and emergency purposes. The use of leverage will subject the Fund to greater costs than funds that do not borrow, and may also make the Fund's share price more sensitive to interest changes. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports. The Fund entered into a Credit Agreement (the "Agreement") with a bank which enables it to participate in a committed borrowing facility that permits borrowings of up to $50 million. Interest is charged to the Fund, based on its borrowings, at applicable rates. The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the credit facility at any time upon prior notice.

As of December 31, 2008, the Fund had no borrowings outstanding. Details of the borrowings for the period ended December 31, 2008 are as follows:

Fees Paid $12,778

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                     14 | Oppenheimer Master Loan Fund, LLC



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund LLC


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009